Grants and other liabilities	12 Months Ended
Dec. 31, 2021
Grants and other liabilities [Abstract]
Grants and other liabilities
Note 16.- Grants and other liabilities

Grants and other liabilities as of December 31, 2021 and December 31, 2020 are as follows:

	Balance as of December 31,
	2021	2020
Grants	970,557	1,028,765
Other liabilities	293,187	201,002
Grant and other non-current liabilities	1,263,744	1,229,767
As of December 31, 2021, the amount recorded in Grants corresponds primarily to the ITC Grant awarded by the U.S. Department of the Treasury to Solana and Mojave for a total amount of $642 million ($674 million as of December 31, 2020), which was primarily used to fully repay the Solana and Mojave short-term tranche of the loan with the Federal Financing Bank. The amount recorded in Grants as a liability is progressively recorded as other income over the useful life of the asset.

The remaining balance of the “Grants” account corresponds to loans with interest rates below market rates for Solana and Mojave for a total amount of $326 million ($352 million as of December 31, 2020). Loans with the Federal Financing Bank guaranteed by the Department of Energy for these projects bear interest at a rate below market rates for these types of projects and terms. The difference between proceeds received from these loans and its fair value, is initially recorded as “Grants” in the consolidated statement of financial position, and subsequently recorded in “Other operating income” starting at the entry into operation of the plants.

Total amount of income for these two types of grants for Solana and Mojave is $58.7 million and $58.9 million for the years ended December 31, 2021 and 2020, respectively (Note 20).

Other liabilities mainly include:

-	$59 million of lease liabilities ($52 million as of December 31, 2020);
-	$125 million of dismantling provision as of December 31, 2021 ($88 million as of December 31, 2020); and
-
$75 million of provision related to the current high market prices in Spain at which the solar assets in Spain invoiced electricity up to December 31, 2021 ($0.6 million as of December 31, 2020), as a result of a negative adjustment to the regulated revenues expected to be recorded progressively over the remaining regulatory life of the solar assets of the Company, as a compensation.